Property and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property and equipment	Property and equipment
a)    Property and equipment are composed as follows:

	December 31, 2020
	Cost	Accumulated depreciation	Net

Data processing equipment	77,413	(35,572)	41,841
Machinery and equipment (i)	1,881,556	(204,154)	1,677,403
Buildings Leasing (ii)	79,889	(12,623)	67,266
Other	22,115	(6,012)	16,103
	2,060,974	(258,361)	1,802,613

	December 31, 2019
	Cost	Accumulated depreciation	Net

Data processing equipment	65,116	(18,578)	46,538
Machinery and equipment (i)	371,741	(28,512)	343,229
Other	12,506	(2,283)	10,223
	449,363	(49,373)	399,990
b)    The changes in cost and accumulated depreciation were as follows:

	Data processing equipment	Machinery and equipment (i)	Buildings Leasing (ii)	Other	Total

At December 31, 2018
Cost	23,334	44,757	—	10,516	78,607
Accumulated depreciation	(7,815)	(3,096)	—	(592)	(11,503)
Net book value	15,519	41,661	—	9,924	67,104

At December 31, 2019
Cost
Purchases	45,959	327,766	—	2,081	375,806
Disposals	(4,177)	(782)	—	(91)	(5,050)
Depreciation	(10,763)	(25,416)	—	(1,691)	(37,870)
Net book value	46,538	343,229	—	10,223	399,990

At December 31, 2019
Cost	65,116	371,741	—	12,506	449,363
Accumulated depreciation	(18,578)	(28,512)	—	(2,283)	(49,373)
Net book value	46,538	343,229	—	10,223	399,990

At December 31, 2020
Cost	12,297	1,509,815	79,889	9,609	1,611,611
Purchases	10,820	1,519,280	79,715	3,789	1,613,604
Disposals	(1,509)	(9,838)	(684)	(74)	(12,105)
Acquisition of subsidiary	2,986	374	857	5,894	10,112
Depreciation	(16,994)	(175,642)	(12,623)	(3,729)	(208,987)
Depreciation	(15,596)	(175,805)	(12,227)	(1,000)	(204,628)
Disposals	21	264	—	17	302
Acquisition of subsidiary	(1,419)	(101)	(396)	(2,746)	(4,661)
Net book value	41,841	1,677,403	67,266	16,103	1,802,613

At December 31, 2020
Cost	77,413	1,881,556	79,889	22,115	2,060,974
Accumulated depreciation	(35,572)	(204,154)	(12,623)	(6,012)	(258,361)
Net book value	41,841	1,677,403	67,266	16,103	1,802,613

(i)Net book value of machinery and equipment includes R$1,835,928 of POS devices. (R$367,876, as of December 31, 2019), which are amortized over 5 years. The depreciation of POS devices in twelve-month period ended December 31, 2020, amounted to R$172,519 (R$25,237 in the twelve-month period ended December 31, 2019).
(ii)As described in Note 2.20, the Company recognized in 2020 the right of use of a building in the amount of R$79,715 and a corresponding liability in the same amount. The administrative (depreciation) twelve-month period ended December 31, 2020 is R$12,227. In addition, the lease liability in the amount of R$72,056 as of December 31, 2020 is disclosed as Other liabilities.